Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Fixed Maturities, Available-for-sale, at fair value (AFS), Allowance for Credit Losses	$ 363	$ 1,558
Fixed Maturities, Available-for-sale, amortized cost	1,990,718	1,762,211
Fixed Maturities, Trading, Amortized Cost	27,566	36,863
Equity securities, at cost	4,614	4,660
Commercial mtg and other loans, allowance for credit losses	408	246
Other invested assets, at fair value	$ 2,389	$ 10,027
Common stock, par value (in dollars per share)	$ 5	$ 5
Common stock, shares authorized	400,000	400,000
Common stock, shares issued	400,000	400,000
Common stock, shares outstanding	400,000	400,000